Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 17,686		$ 152,925		$ 1,414,780
Cost of goods sold	9,912		66,925		146,380
Gross income (profit)	7,774		86,000		1,268,400
Operating expenses
Selling	121,216	33,284	295,252	142,605	438,621	199,485
General and administrative	945,285	428,227	2,377,257	1,373,837	1,620,346	1,131,575
Research and development	207,774	229,146	537,009	799,511	1,114,486	168,248
Total operating expenses	1,274,275	690,657	3,209,518	2,315,953	3,173,453	1,499,308
Loss from operations	(1,266,501)	(690,657)	(3,123,518)	(2,315,953)	(1,905,053)	(1,499,308)
Non-operating income (expenses)
Other income (expenses)	(9,958)	2,784	(22,160)	(3,632)	(2,497)	(1,732)
Interest income	112	10,134	1,916	43,828	49,455	75,859
Total non-operating income (expenses), net	(9,846)	12,918	(20,244)	40,196	46,958	74,127
Loss before income tax	(1,276,347)	(677,739)	(3,143,762)	(2,275,757)	(1,858,095)	(1,425,181)
Income tax					5,158
Loss before noncontrolling interest	(1,276,347)	(677,739)	(3,143,762)	(2,275,757)	(1,858,095)	(1,425,181)
Less: loss attributable to noncontrolling interest	(57,347)		(93,902)
Net loss to the Company	(1,219,000)	(677,739)	(3,049,860)	(2,275,757)	(1,863,253)	(1,425,181)
Other comprehensive item
Foreign currency translation gain (loss) attributable to the Company	(7,072)	719	105,471	(10,906)	(19,699)	19,111
Foreign currency translation loss attributable to noncontrolling interest	(192)		(1,582)
Comprehensive loss attributable to the Company	(1,226,072)	$ (677,020)	(2,944,389)	$ (2,286,663)	$ (1,882,952)	$ (1,406,070)
Comprehensive loss attributable to noncontrolling interest	$ (57,539)		$ (95,484)
Basic and diluted net loss per share (in Dollars per share)	$ (0.06)	$ (0.03)	$ (0.14)	$ (0.11)	$ (0.09)	$ (0.07)
Basic and diluted weighted average shares outstanding (in Shares)	21,470,487	20,943,846	21,214,197	20,943,846	20,943,846	20,119,430